UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: January 31, 2018

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

January 31, 2018

MFS® Emerging Markets Debt Local Currency Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 87.0%
Argentina - 1.6%
Republic of Argentina, 22.75%, 3/05/2018	ARS	10,283,320	$521,494
Republic of Argentina, 6.875%, 1/11/2048		$963,000	931,703
Letras del Banco Central de la Republica Argentina, 1%, 3/21/2018	ARS	53,871,000	2,650,217
Republic of Argentina, FLR, 27.277% (Argentina Badlar-7 Day), 6/21/2020	ARS	24,260,000	1,401,112

			$5,504,526

Bahamas - 0.2%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$754,000	$804,895

Brazil - 9.7%
Banco BTG Pactual Luxembourg S.A., 5.5%, 1/31/2023 (n)		$505,000	$502,475
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	84,206,000	27,314,879
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	14,341,000	4,631,341

			$32,448,695
Colombia - 3.5%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	6,009,000,000	$2,193,564
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	6,000,200,000	2,035,837
Titulos de Tesoreria, “B”, 7%, 5/04/2022	COP	8,907,000,000	3,282,301
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	10,014,500,000	4,258,771

			$11,770,473
Guatemala - 0.3%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$937,000	$982,445

Hungary - 4.8%
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,887,660,000	$9,393,222
Republic of Hungary, 3%, 10/27/2027	HUF	1,569,520,000	6,612,842

			$16,006,064
India - 3.1%
Government of India, 8.12%, 12/10/2020	INR	288,560,000	$4,664,778
Government of India, 7.61%, 5/09/2030	INR	370,110,000	5,753,242

			$10,418,020
Indonesia - 14.4%
Republic of Indonesia, 8.25%, 7/15/2021	IDR	141,164,000,000	$11,433,720
Republic of Indonesia, 7%, 5/15/2022	IDR	294,752,000,000	23,006,001
Republic of Indonesia, 7%, 5/15/2027	IDR	53,541,000,000	4,178,985
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	3,158,270
Republic of Indonesia, 7.5%, 8/15/2032	IDR	54,135,000,000	4,303,111
Republic of Indonesia, 7.5%, 5/15/2038	IDR	25,495,000,000	2,018,501

			$48,098,588
Malaysia - 8.5%
Government of Malaysia, 0%, 9/07/2018	MYR	48,564,000	$12,224,821
Government of Malaysia, 3.58%, 9/28/2018	MYR	20,451,000	5,258,086
Government of Malaysia, 3.759%, 3/15/2019	MYR	14,506,000	3,736,863
Government of Malaysia, 3.795%, 9/30/2022	MYR	14,316,000	3,678,600
Government of Malaysia, 4.232%, 6/30/2031	MYR	14,627,000	3,660,020

			$28,558,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - 6.0%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,267,845
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,272,297
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	23,983,900	1,127,314
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,730,000	758,393
United Mexican States, 6.5%, 6/09/2022	MXN	120,610,000	6,236,201
United Mexican States, 8%, 12/07/2023	MXN	173,920,000	9,551,712

			$20,213,762
Nigeria - 1.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$1,735
Federal Republic of Nigeria, 0%, 5/03/2018	NGN	251,161,000	668,255
Federal Republic of Nigeria, 0%, 7/26/2018	NGN	640,409,000	1,644,716
Federal Republic of Nigeria, 0%, 8/23/2018	NGN	374,454,000	950,719
Total Nigeria			$3,265,425

Peru - 2.6%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	10,087,000	$3,156,108
El Fondo Mivivienda S.A., 7%, 2/14/2024	PEN	10,346,000	3,450,275
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		$1,387,000	1,415,017
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		725,000	752,188

			$8,773,588
Poland - 4.7%
Government of Poland, 5.75%, 9/23/2022	PLN	19,451,000	$6,601,502
Government of Poland, 2.5%, 7/25/2026	PLN	32,086,000	8,996,433

			$15,597,935
Russia - 6.2%
Russian Federation, 6.4%, 5/27/2020	RUB	355,388,000	$6,275,473
Russian Federation, 7.5%, 8/18/2021	RUB	269,562,000	4,899,898
Russian Federation, 8.5%, 9/17/2031	RUB	201,522,000	3,935,575
Russian Federation, 7.7%, 3/23/2033	RUB	309,894,000	5,668,030

			$20,778,976
Serbia - 0.1%
Republic of Serbia, 6.75%, 11/01/2024		$409,314	$413,427

South Africa - 11.9%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$2,123,214
Republic of South Africa, 7.75%, 2/28/2023	ZAR	84,205,000	7,111,014
Republic of South Africa, 10.5%, 12/21/2026	ZAR	74,747,000	7,097,850
Republic of South Africa, 7%, 2/28/2031	ZAR	151,024,000	10,754,566
Republic of South Africa, 6.5%, 2/28/2041	ZAR	138,770,000	8,420,207
Transnet Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,760,155
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,883,834
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	826,563

			$39,977,403
Sri Lanka - 0.7%
Government of Sri Lanka, 11.5%, 8/01/2026	LKR	345,000,000	$2,472,367

Supranational - 0.4%
Banque Ouest Africaine de Developpement, 5%, 7/27/2027 (n)		$1,301,000	$1,346,535

Thailand - 4.2%
Kingdom of Thailand, 2.125%, 12/17/2026	THB	170,392,000	$5,330,000

Portfolio of Investments (unaudited) – continued

Issuer				Shares/Par		Value ($)
Bonds - continued
Thailand - continued
Kingdom of Thailand, 3.875%, 6/13/2019				THB	259,884,000	$8,583,607

						$13,913,607
Turkey - 1.6%
Republic of Turkey, 10.5%, 8/11/2027				TRY	21,774,000	$5,489,000

United Arab Emirates - 0.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)					$623,000	$626,145

Uruguay - 1.3%
Oriental Republic of Uruguay, 9.875%, 6/20/2022 (n)				UYU	27,319,000	$997,620
Oriental Republic of Uruguay, 9.875%, 6/20/2022				UYU	46,647,000	1,703,429
Oriental Republic of Uruguay, 4.375%, 12/15/2028				UYU	37,480,343	1,479,661

						$4,180,710
Total Bonds						$291,640,976

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp.					8,187	$291,212
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount of Contracts
Put Options Purchased - 0.0%
KRW Currency - March 2018 @ JPY 10.15	Put	Goldman Sachs International	$3,124,064	KRW	3,556,882,000	$21,341

Issuer			Shares/Par
Investment Companies (h) - 10.5%
Money Market Funds - 10.5%
MFS Institutional Money Market Portfolio, 1.44% (v)					35,161,243	$35,157,727

Other Assets, Less Liabilities - 2.4%						8,096,258
Net Assets - 100.0%						$335,207,514

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $35,157,727 and $291,953,529, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,361,948, representing 4.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COIBR	Colombia Overnight Interbank Reference Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JIBAR	Johannesburg Interbank Reference Rate
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstani Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Derivative Contracts at 1/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	9,423,000	USD	2,891,979	Morgan Stanley Capital Services, Inc.	2/2/2018	$65,648
CLP	1,915,260,000	USD	3,151,239	JPMorgan Chase Bank N.A.	3/26/2018	23,480
CLP	2,989,044,000	USD	4,920,237	Morgan Stanley Capital Services, Inc.	3/26/2018	34,378
CNH	10,751,000	USD	1,628,125	Brown Brothers Harriman	3/22/2018	74,270
CZK	1,778,000	USD	72,782	BNP Paribas S.A.	10/9/2018	15,666
CZK	135,630,000	USD	6,675,937	Brown Brothers Harriman	3/28/2018	6,834
CZK	434,840,000	USD	20,480,407	Goldman Sachs International	3/5/2018	913,239
CZK	73,983,000	USD	3,122,498	Goldman Sachs International	11/14/2018	565,785
CZK	43,448,000	USD	1,882,876	JPMorgan Chase Bank N.A.	10/9/2018	278,487
EUR	1,352,226	USD	1,626,539	Goldman Sachs International	3/28/2018	58,376
EUR	2,840,000	USD	3,127,970	JPMorgan Chase Bank N.A.	11/14/2018	471,442
HUF	396,962,000	USD	1,584,496	Deutsche Bank AG	3/28/2018	8,776
INR	5,354,000	USD	83,774	Barclays Bank PLC	2/14/2018	275
INR	209,752,000	USD	3,278,912	JPMorgan Chase Bank N.A.	2/14/2018	13,852
JPY	182,927,000	USD	1,676,364	Citibank N.A.	3/28/2018	4,520
JPY	371,386,000	USD	3,313,128	Goldman Sachs International	3/28/2018	99,473
JPY	181,148,000	USD	1,640,361	JPMorgan Chase Bank N.A.	3/28/2018	24,177
KZT	541,349,000	USD	1,614,762	Citibank N.A.	3/28/2018	40,245
MXN	150,340,712	USD	7,673,146	JPMorgan Chase Bank N.A.	3/28/2018	332,991

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
MYR	156,940	USD	39,621	Barclays Bank PLC	3/19/2018	$573
PLN	13,565,463	USD	3,945,863	Deutsche Bank AG	3/28/2018	111,438
PLN	62,348,258	USD	17,778,232	JPMorgan Chase Bank N.A.	3/28/2018	869,539
RON	23,979,405	USD	6,224,052	JPMorgan Chase Bank N.A.	3/16/2018	180,760
RUB	8,410,000	USD	141,740	Barclays Bank PLC	2/6/2018	7,794
RUB	86,445,000	USD	1,498,440	Barclays Bank PLC	3/12/2018	31,933
RUB	81,568,000	USD	1,375,758	Goldman Sachs International	2/6/2018	74,562
RUB	161,642,133	USD	2,725,194	JPMorgan Chase Bank N.A.	2/6/2018	148,884
THB	615,307,904	USD	19,284,720	JPMorgan Chase Bank N.A.	3/16/2018	376,213
TRY	5,674,000	USD	1,507,870	Brown Brothers Harriman	2/6/2018	270
TRY	73,127,181	USD	18,947,320	JPMorgan Chase Bank N.A.	3/28/2018	205,208
TWD	142,425,000	USD	4,896,012	Barclays Bank PLC	3/16/2018	312
USD	1,510,364	TRY	5,674,000	Citibank N.A.	2/6/2018	2,224
USD	1,844,087	PEN	5,937,960	Deutsche Bank AG	3/19/2018	1,130
USD	1,578,287	HUF	391,467,000	Deutsche Bank AG	3/28/2018	7,070
USD	1,604,492	TRY	6,114,337	Deutsche Bank AG	3/28/2018	3,104
USD	477,345	BRL	1,496,000	JPMorgan Chase Bank N.A.	2/2/2018	7,791
USD	6,457,988	INR	411,122,002	JPMorgan Chase Bank N.A.	2/14/2018	4,044
USD	401,004	BRL	1,276,000	JPMorgan Chase Bank N.A.	3/2/2018	1,724
USD	6,504,693	PHP	332,037,000	JPMorgan Chase Bank N.A.	3/19/2018	45,285
USD	15,170,721	IDR	202,976,655,004	JPMorgan Chase Bank N.A.	3/26/2018	66,732
USD	2,885,914	BRL	9,126,416	Morgan Stanley Capital Services, Inc.	2/2/2018	21,377
USD	5,346,162	BRL	16,976,737	Morgan Stanley Capital Services, Inc.	3/2/2018	33,876
USD	56,379	COP	157,749,000	Morgan Stanley Capital Services, Inc.	3/28/2018	989

						$5,234,746

Liability Derivatives
BRL	9,126,416	USD	2,885,915	JPMorgan Chase Bank N.A.	2/2/2018	$(21,377)
BRL	16,976,737	USD	5,362,542	Morgan Stanley Capital Services, Inc.	2/2/2018	(34,000)
COP	21,464,489,885	USD	7,602,678	Barclays Bank PLC	3/22/2018	(62,517)
HUF	114,142,000	USD	459,410	Goldman Sachs International	3/28/2018	(1,283)
JPY	180,715,000	USD	1,667,909	Citibank N.A.	3/28/2018	(7,350)
PEN	2,630,839	USD	817,031	Deutsche Bank AG	3/19/2018	(501)
PHP	382,433,000	USD	7,527,443	JPMorgan Chase Bank N.A.	3/19/2018	(87,637)
RUB	24,497,000	USD	438,589	JPMorgan Chase Bank N.A.	2/6/2018	(3,020)
TWD	146,054,000	USD	5,038,951	Barclays Bank PLC	3/16/2018	(17,868)
USD	3,316,707	TWD	97,813,000	Barclays Bank PLC	3/16/2018	(45,935)
USD	471,738	MXN	9,215,000	Barclays Bank PLC	3/28/2018	(18,991)
USD	200,700	TRY	776,000	Barclays Bank PLC	3/28/2018	(2,540)
USD	367,954	CZK	7,606,000	Brown Brothers Harriman	3/28/2018	(6,809)
USD	3,130,171	TRY	12,044,000	Brown Brothers Harriman	3/28/2018	(24,238)
USD	1,672,634	ZAR	20,342,766	Brown Brothers Harriman	3/28/2018	(30,809)
USD	1,219,438	ZAR	14,910,774	Citibank N.A.	3/28/2018	(29,146)
USD	1,162,975	HUF	300,759,487	Deutsche Bank AG	3/28/2018	(44,173)
USD	191,565	MXN	3,647,000	Goldman Sachs International	3/28/2018	(2,650)
USD	3,185,020	EUR	2,840,000	Goldman Sachs International	11/14/2018	(414,393)
USD	2,334,889	BRL	7,630,416	JPMorgan Chase Bank N.A.	2/2/2018	(60,094)
USD	1,666,510	RUB	99,216,000	JPMorgan Chase Bank N.A.	2/6/2018	(97,600)
USD	6,464,350	TWD	190,666,000	JPMorgan Chase Bank N.A.	3/16/2018	(90,417)
USD	7,487,737	CZK	159,828,000	JPMorgan Chase Bank N.A.	3/28/2018	(387,319)
USD	4,529,167	ZAR	56,573,821	JPMorgan Chase Bank N.A.	3/28/2018	(208,158)
USD	1,874,055	CZK	45,226,000	JPMorgan Chase Bank N.A.	10/9/2018	(375,756)
USD	3,066,017	CZK	73,983,000	JPMorgan Chase Bank N.A.	11/14/2018	(622,265)
USD	5,339,036	BRL	17,273,321	Morgan Stanley Capital Services, Inc.	2/2/2018	(82,597)

						$(2,779,443)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	12	$1,773,750	March - 2018	$38,081
U.S. Ultra Note 10 yr	Short	USD	111	14,452,547	March - 2018	239,683

						$277,764

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swap Agreements
7/29/21	COP	4,000,000,000	Goldman Sachs International	6.58% / quarterly	4.356% FLR (COIBR) / quarterly	$76,717	$—	$76,717
9/06/21	COP	8,000,000,000	Goldman Sachs International	6.275% / quarterly	7.369% FLR (COIBR) / quarterly	135,972	—	135,972
2/18/26	ZAR	8,315,000	JPMorgan Chase Bank	8.715% / quarterly	7.075% FLR (3 months JIBAR) / quarterly	39,506	—	39,506
2/22/26	ZAR	30,000,000	JPMorgan Chase Bank	8.82% / quarterly	7.10% FLR (3 months JIBAR) / quarterly	158,312	—	158,312

						$410,507	$—	$410,507

Liability Derivatives
Credit Default Swap Agreements
12/20/22	USD	1,625,000	Barclays Bank PLC	(1)	5.00% / quarterly	$(15,299)	$(181,583)	$(196,882)

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swap Agreements
1/09/20	MXN	188,441,000	centrally cleared	7.92% / 28 days	7.6298% FLR (28 day TIIE) / 28 days	$15,260	$—	$15,260
1/10/20	MXN	189,045,000	centrally cleared	7.92% / 28 days	7.6299% FLR (28 day TIIE) / 28 days	15,328	—	15,328
1/21/20	MXN	61,636,000	centrally cleared	7.875% / 28 days	7.6428% FLR (28 day TIIE) / 28 days	2,209	—	2,209
5/17/19	ZAR	41,548,000	centrally cleared	7.14% / quarterly	7.075% FLR (3 months JIBAR) / quarterly	7,647	—	7,647
12/15/19	ZAR	43,511,000	centrally cleared	7.46% / quarterly	7.142% FLR (3 months JIBAR) / quarterly	33,069	—	33,069

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements - continued

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives – continued
Interest Rate Swap Agreements – continued
5/23/22	ZAR	41,475,000	centrally cleared	7.335% / quarterly	7.10% FLR (3 months JIBAR) / quarterly	$1,781	$—	$1,781

						$75,294	$—	$75,294

Liability Derivatives
Interest Rate Swap Agreements
1/27/20	MXN	62,495,000	centrally cleared	7.76% / 28 days	7.645% FLR (28 day TIIE) / 28 days	$(4,969)	$—	$(4,969)
5/31/22	MXN	119,356,000	centrally cleared	7.25% / 28 days	7.6343% FLR (28 day TIIE) / 28 days	(104,593)	—	(104,593)
1/23/23	MXN	62,495,000	centrally cleared	7.58% / 28 days	7.645% FLR (28 day TIIE / 28 days	(15,425)	—	(15,425)
10/12/19	ZAR	42,838,000	centrally cleared	6.915% / quarterly	7.158% FLR (3 months JIBAR) / quarterly	(3,316)	—	(3,316)
5/24/22	ZAR	41,070,000	centrally cleared	7.28% / quarterly	7.10% FLR (3 months JIBAR) / quarterly	(6,209)	—	(6,209)

						$(134,512)	$—	$(134,512)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Argentina, 7.5%, 4/22/26, an B rated bond. The fund entered into the contract to buy issuer protection.

At January 31, 2018, the fund had cash collateral of $1,205,252 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

See Notes to Financial Statements

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$291,212	$—	$—	$291,212
Non-U.S. Sovereign Debt	—	284,219,788	—	284,219,788
Foreign Bonds	—	7,421,188	—	7,421,188
Purchased Currency Options	—	21,341	—	21,341
Mutual Funds	35,157,727	—	—	35,157,727
Total	$35,448,939	$291,662,317	$—	$327,111,256

Other Financial Instruments
Futures Contracts – Assets	$277,764	$—	$—	$277,764
Swap Agreements – Assets	—	485,801	—	485,801
Swap Agreements – Liabilities	—	(331,394)	—	(331,394)
Forward Foreign Currency Exchange Contracts – Assets	—	5,234,746	—	5,234,746
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,779,443)	—	(2,779,443)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		32,459,265	44,861,949	(42,159,971)	35,161,243

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(398)	$(2,634)	$—	$101,238	$35,157,727

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2018, are as follows:

South Africa	18.7%
Mexico	17.1%
Indonesia	14.6%
Brazil	9.8%
Malaysia	8.6%
Russia	6.4%
Colombia	5.1%
Hungary	4.9%
United States	(7.1)%
Other Countries	21.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.